Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 63,372	$ 57,890
Long-term debt bearing interest at variable rates	12,300	12,300
Fixed-rate long-term debt	14,600	12,100
Fair value of fixed long-term debt and other long-term liabilities	$ 14,600	$ 12,000